UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2005
Date of reporting period: June 30, 2005

Saturna Investment Trust, Sextant Growth Fund (SSGFX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2004 through June 30, 2005
Proposal #	Issue / Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Bed Bath & Beyond, Inc.	3,000	BBBY	75896100	7/1/04
1	Directors nominations	Issuer	For	For All Nominees
2	Ratification of appointment of independent auditors	Issuer	For	For
3	Ratification of adoption of 2004 incentive compensation plan	Issuer	For	For
4	Shareholder proposal; glass ceiling report	Shareholder	Against	For
5	Shareholder proposal; executive stock holdings	Shareholder	Against	For

	John Wiley & Sons, Inc.	3,400	JW/A	968223206	9/15/04
1	Directors nominations	Issuer	For	For All Nominees
2	Proposal to ratify appointment of KPMG LLP as independent accountants	Issuer	For	For
3	Proposal to approve 2004 key employee stock plan	Issuer	For	For
4	Proposal to improve 2004 executive annual incentive plan	Issuer	For	For
5	Proposal to approve directors stock plan	Issuer	For	For

	3Com Corporation	16,000	COMS	885535104	9/22/04
1	Directors nominations	Issuer	For	For all nominees
2	To ratify appointment of Deloitte & Touche LLP as independent accountants for fiscal year ending June 3, 2005	Issuer	For	For

	Barr Pharmaceuticals, Inc.	4,500	BRL	68306109	10/28/04
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of selection of Deloitte & Touche LLP as independent auditor for fiscal year ending June 30, 2005	Issuer	For	For

	Oracle Corporation	8,000	ORCL	68389X105	10/29/04
1	Directors nominations	Issuer	For	For all nominees
2	Proposal for approval of adoption of fiscal year 2005 executive bonus plan	Issuer	For	For
3	Proposal to ratify selection of Ernst & Young LLP as independent accounting firm for fiscal year ending May 31, 2005	Issuer	For	For
4	Proposal for approval of amended and restated 2000 long-term equity incentive plan	Issuer	For	For
5	Stockholder proposal for adoption of "China Business Principles for Rights of Workers in China"	Issuer	Against	Abstain

	Harman International Industries, Inc.	1,500	HAR	413086109	11/10/04
1	Directors nominations	Issuer	For	For all nominees

	Phoenix Technologies Ltd.	3,062	PTEC	719153108	2/7/05
1	Directors nominations	Issuer	For	For all nominees
2	To approve the amendment to the 1999 stock plan	Issuer	For	For
3	To approve the amendment to the 1999 director option plan	Issuer	For	For
4	To ratify the selection of Ernst & Young LLP as independent auditors for the current fiscal year	Issuer	For	For

	Agilent Technologies, Inc.	4,000	A	00846U101	3/1/05
1	Directors nominations	Issuer	For	For all nominees
2	The ratification of the audit and finance committee's appointment of Pricewaterhouse Coopers LLP as Agilent's independent registered public accounting firm	Issuer	For	For
3	Approval of the amended and restated Agilent performance-based compensation plan for covered employees	Issuer	For	For

	Hewlett-Packard	4,000	HPQ	428236103	3/16/05
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to ratify Ernst & Young LLP as Hewlett-Packard Company's Independent registered public accounting firm for the fiscal year ending October 31, 2005	Issuer	For	For
3	Approval of an amendment to the Hewlett-Packard Company 2000 employee stock purchase plan	Issuer	For	For

	Eli Lilly and Company	2,000	LLY	532457108	4/18/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment by the audit committee of the Board of directors of Ernst & Young LLp as principal independent auditors for 2005	Issuer	For	For
3	Proposal by shareholders on separating the roles of Chairman and Chief executive officer	Shareholder	Against	Against
4	Proposal by shareholders on importation of prescription drugs	Shareholder	Against	Against
5	Proposal by shareholders on a report on the impact of limiting product supply to Canada	Shareholder	Against	Against
6	Proposal by shareholders on periodic reports on the company's political contributions	Shareholder	Against	For
7	Proposal by shareholders on performance-based stock options	Shareholder	Against	Against
8	Proposal by shareholders on animal testing	Shareholder	Against	Against

	Washington Mutual, Inc.	6,750	WM	939322103	4/19/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent auditors for 2005	Issuer	For	For

	Frontier Financial Corporation	4,000	FTBK	35907K105	4/20/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratify Moss Adams LLP as the auditors for Frontier Financial Corporation and subsidiaries	Issuer	For	For

	Apple Computer. Inc.	11,000	AAPL	37833100	4/21/05
1	Directors nominations	Issuer	For	For all nominees
2	To approve the Apple Computer, Inc. performance bonus plan	Issuer	For	For
3	To approve amendments to the 2003 employee stock option plan including an increase in the number of shares of common stock reserved for issuance thereunder by 49 million shares	Issuer	For	For
4	To approve an amendment to the employee stock purchase plan to increase the number of shares of common stock reserved for issuance thereunder by 2 million shares	Issuer	For	For
5	To ratify the appointment of KPMG LLP as independent auditors of the company for fiscal year 2005	Issuer	For	For
6	To consider a shareholder proposal if properly presented at the meeting	Issuer	Against	Against

	Weherhaeuser Company	2,000	WY	962166104	4/21/05
1	Directors nominations	Issuer	For	For all nominees
2	Shareholder proposal on expensing stock options	Shareholder	Against	Against
3	Shareholder proposal on a classified board	Shareholder	Against	For
4	Shareholder proposal on performance-based options	Shareholder	Against	Against
5	Sharehoolder proposal on national forest timber purchases	Shareholder	Against	Against
6	Approval, on an advisory basis of the appointment of auditors	Issuer	For	For

	Regal-Beloit Corporation	2,000	RBC	758750103	4/22/05
1	Directors nominations	Issuer	For	For all nominees

	Alcoa Inc.	3,000	AA	13817101	4/22/05
1	Directors nominations	Issuer	For	For all nominees
2	Proposal to approve the independent auditor	Issuer	For	For

	Advanced Micro Devices, Inc.	10,000	AMD	7903107	4/28/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of independent registered public accounting firm	Issuer	For	For
3	Approval of stockholder proposal to amend the corporate documents	Issuer	Against	Against
4	Approval of stockholder proposal regarding stock option expensing	Issuer	Against	Against

	Noble Corporation	3,000	NE	G65422100	4/28/05
1	Directors nominations	Issuer	For	For all nominees
2	Approval of adoption of special resolution of member to amend articles of association to increase director retirement age	Issuer	For	For
3	Approval of the proposal regarding the amended and restated Noble Corporation 1992 nonqualified stock option plan for non-employee directors	Issuer	For	For
4	Approval of the proposal to amend the Noble Corporation equity compensation plan for non-employee directors	Issuer	For	For
5	Approval of the appointment of independent auditors for 2005	Issuer	For	For

	Adobe Systems Incorporated	4,800	ADBE	00724F101	4/28/05
1	Directors nominations	Issuer	For	For all nominees
2	Approval of an amendment to the 2003 equity incentive plan increasing the share reserve by 8,000,000	Issuer	For	For
3	Approval of an amendment to the 1996 outside directors' stock option plan increasing the share reserve by 400,000 shares	Issuer	For	For
4	Stockholder Proposal	Stockholder	Against	Against
5	Stockholder Proposal	Stockholder	Against	Against
6	Ratification of the appointment of KPMG LLp as the company's independent registered public accounting firm for the fiscal year ending December 2, 2005	Issuer	For	For

	Earthlink, Inc.	12,000	ELNK	270321102	5/3/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of Ernst & Young LLP by the audit committee of the board of directors to serve as company's independent auditors for the fiscal year ending December 31, 2005	Issuer	For	For

	Bristol-Meyers Squibb Company	4,500	BMY	110122108	5/3/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification fo independent registered public accounting firm	Issuer	For	For
3	Approval of restated certificate of incorporation	Issuer	For	For
4	Political Contributions	Issuer	Against	Against
5	HIV/AIDS-TB-Malaria	Issuer	Against	Against
6	Animal Testing	Issuer	Against	For
7	Separation of Chairman and CEO positions	Issuer	Against	For
8	Restatement situations	Issuer	Against	Against
9	Restricted Stock	Issuer	Against	Against
10	Director vote threshold	Issuer	Against	Against

	Pepsico, Inc.	2,000	PEP	713448108	5/4/05
1	Directors nominations	Issuer	For	For
2	Approval of Auditors	Issuer	For	For
3	Shareholder proposal	Shareholder	Against	Against

	Caremark RX, Inc.	4,000	CMX	141705103	5/11/05
1	Directors nominations	Issuer	For	For all nominees
2	Stockholder proposal- political contributions	Stockholder	Against	Against

	Amgen Inc.	2,640	AMGN	31162100	5/11/05
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the selection of Ernst & Young LLP as the company's independent registered public accountants for the year ending December 31, 2005	Issuer	For	For
3A	Stockholder Proposal #1 (In Vitro Testing)	Stockholder	Against	For
3B	Stockholder Proposal #2 (Executive Compensation)	Stockholder	Against	Against
3C	Stockholder Proposal #3 (Stock retention)	Stockholder	Against	Against

	Performance Food Group Company	3,000	PFGC	713755106	5/18/05
1	Directors nominations	Issuer	For	For all nominees

	Pharmaceutical Product Development, Inc.	7,500	PPDI	717124101	5/18/05
1	Directors nominations	Issuer	For	For all nominees
2	In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the meeting	Issuer	For	For

	Trimble Navigation Limited	4,500	TRMB	896239100	5/19/05
1	Directors nominations	Issuer	For	For all nominees
2	To approve an amendment to the company's 2002 stock plan to allow the granting of stock awards thereunder	Issuer	For	For
3	To ratify the appointment of Ernst & Young LLP as the independent auditors of the company for the current fiscal year ending December 30, 2005	Issuer	For	For

	Westcoast Hospitality Corporation	12,000	WEH	95750P106	5/19/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of appointment of BDO Seidman, LLP as auditors for 2005	Issuer	For	For

	The Charles Schwab Corporation	20,415	SAT	808513105	5/19/05
1	Directors nominations	Issuer	For	For all nominees
2	Approval of an amendment to the 2004 Stock incentive plan regarding grants to non-employee directors	Issuer	For	For
3	Approval of an amendment to the corporate executive bonus plan regarding performance measures	Issuer	For	For
4	Stockholder proposal regarding terms of directors	Stockholder	Against	For

	IDACORP, Inc.	4,000	IDA	451107106	5/19/05
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2005	Issuer	For	For
3	To reapprove the material terms of the performance goals under the IDACORP 2000 long-term incentive and compensation plan	Issuer	For	For
4	TO approve the IDACORP 2000 long-term incentive and compensation plan, as amended, including the authorization of additional shares.	Issuer	For	For

	FPL Group, Inc.	4,400	FPL	302571104	5/20/05
A	Directors nominations	Issuer	For	For all nominees
B	Ratification of the appointment of Deloitte and Touche LLP as independent registered public accounting firm.	Issuer	For	For

	Phelps Dodge Corporation	1,330	PD	717265102	5/27/05
1	Directors nominations	Issuer	For	For all nominees
2	Approve the Phelps Dodge Corporation 2006 Executive performance incentive plan	Issuer	For	For
3	Approve an amendment to the corporation's restated certificate of incorporation to increase the muber of authorized common shares	Issuer	For	For
4	Ratify the appointment of PriceWaterHouseCoopers LLP as independent accountants for the year 2005	Issuer	For	For

	Lowe's Companies, Inc.	4,000	LOW	548661107	5/27/05
1	Directors nominations	Issuer	For	For all nominees
2	Amendment to directors' stock option plan	Issuer	For	For
3	Ratification of appointment of Deloitte & Touche LLP as the company's independent accountants	Issuer	For	For

	Affymetrix, Inc.	3,000	AFFX	00826T108	6/16/05
1	Directors nominations	Issuer	For	For all nominees
2	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2005	Issuer	For	For

	Bed Bath & Beyond Inc.	3,000	BBBY	75896100	6/30/05
1	Directors nominations	Issuer	For	For all nominees
2	Ratification of the appointment of KPMG LLP	Issuer	For	For
3	Foreign Workplace monitoring	Shareholder	Against	Against
4	Executive stock holdings	Shareholder	Against	Against
5	Board Structure	Shareholder	Against	For

Saturna Investment Trust, Sextant International Fund (SSIFX)
Proxy Voting Record relating to shareholder meetings held from July 1, 2004 through June 30, 2005
Proposal #	Issue / Proposals	Shares / Proposed by	Symbol / Directors Recommend	CUSIP / Vote	Meeting Date

	Lan Chile S.A.	3,500	LFL	501723100	7/23/04
I	Name change from "Lan Chile S.A." to "Lan Airlines S.A."	Issuer	For	For
II	Change of denomination of legal representative	Issuer	For	For

	James Hardie Industries N.V.	1,000	JHX	47030M106	9/17/04
1	Reports and accounts for year ended 31 March 2004	Issuer		For
2	To re-elect Mr. JD Barr to supervisory and joint boards	Issuer		For
3	Supervisory board share plan participation by Mr. Barr	Issuer		For
4	Renewal of authority for company to acquire its own shares	Issuer		For

	PT Indonesian Satellite Corp. TBK	1,000	IIT	715680104	9/30/04
1	To approve amendments of article I, article 10 paragraph 6 and article 11 paragraph 3 of company's articles of association	Issuer		For
2	To approve proposed change of composition of board of directors of the company	Issuer		Abstain

	Desc, S.A. DE C.V.	4,500	DES	250309101	10/19/04
S1	Presentation and approval of proposal to voluntarily delist the ADSS from NYSE, terminate registration of ADSS and series B common stock under Securities Exchange Act of 1934, as amended, terminate deposit agreement and cancel registration of series B common stock, as more fully described in notice of meeting	Issuer	For	Against
S2	Designation of delegates to effectuate resolutions adopted at meeting	Issuer	For	Abstain
E4	Presentation and approval of proposal to voluntarily delist the ADSS from NYSE, terminate registration of ADSS and series B common stock under Securities Exchange Act of 1934, as amended, terminate deposit agreement and cancel registration of series B common stock, as more fully described in notice of meeting	Issuer	For	Against
E5	Designation of delegates to effectuate resolutions adopted at meeting	Issuer	For	Abstain

	Intrawest Corporation	1,200	IDR	460915200	11/8/04
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of KPMG LLP, as auditors	Issuer	For	For
3	The authority of audit committee of board of directors to fix remuneration of auditors	Issuer	For	For

	British Sky Broadcasting Group PLC	450	BSY	111013108	11/12/04
	Directors nominations	Issuer	For	For all nominees
1	To receive and adopt financial statements for year ended 30 June 2004, together with report of directors and auditors thereon	Issuer		For
2	To declare final dividend	Issuer		For
10	To reappoint Deloitte & Touche LLP as auditors and to authorise directors to agree their remuneration	Issuer		For
11	To receive report on directors' remuneration for year ended 30 June 2004	Issuer		For
12	To authorise directors to make EU political donations under PPER Act 2000	Issuer		Against
13	To authorise directors to allot shares under section 80 Companies Act 2000	Issuer		For
14	To diapply statutory pre-emption rights (special resolution)	Issuer		For
15	To authorise directors to make market purchases (special resolution)	Issuer		For
16	To approve waiving of compulsory bid obligation in respect of market purchases under rule 9 of city code on takeovers & mergers	Issuer		For
17	To renew group executive share option scheme	Issuer		For
18	To renew group sharesave scheme	Issuer		For

	Allied Domecq plc	1,200	AED	19121201	1/28/05
1	To receive and adopt the reports and accounts	Issuer	For	For
2	To declare a final dividend	Issuer	For	For
3	To receive and approve the directors' remuneration report	Issuer	For	For
4	To re-elect Graham Hetherington as a director of the company	Issuer	For	For
5	To re-elect David Scotland as a director of the company	Issuer	For	For
6	To re-elect Richard Turner as a director of the company	Issuer	For	For
7	To re-appoint the auditor	Issuer	For	For
8	To authorize the directors to determine the remuneration of the auditor	Issuer	For	For
9	To re-new the directors' authority to allot unissued shares	Issuer	For	For
10	To re-new the directors' authority in respect of the partial disapplication of pre-emption rights	Issuer	For	For
11	To authorize the company to make limited market purchases of its own ordinary shares	Issuer	For	For
12	To authorize Allied Domecq (Holdings) plc ('ADH') to make political donations and incur political expenditure	Issuer	For	Against
13	To authorize Allied Domecq plc performance share plan 2005	Issuer	For	Abstain
14	To approve the Allied Domecq plc long term incentive scheme 2000	Issuer	For	For

	Epcos AG	2,500	EPC	29410P107	2/16/05
2	Resolution on appropriation of net income of Epcos AG	Issuer	For	For
3	Resolution on exoneration of the members of the management board	Issuer	For	Abstain
4	Resolution of exoneration of the members of the supervisory board	Issuer	For	Abstain
5	Resolution on appointment of independent auditors for fiscal year 2004/2005	Issuer	For	For
6A	Election of the supervisory board: Dr. Wolf-Dieter Bopst	Issuer	For	For
6B	Election of the supervisory board: Dr. Juergen Heraeus	Issuer	For	For
6C	Election of the supervisory board: Prof. Dr. Anton Kathrein	Issuer	For	For
6D	Election of the supervisory board: Joachim Reinhart	Issuer	For	For
6E	Election of the supervisory board: Klaus Ziegler	Issuer	For	For
6F	Election of the supervisory board: Dr. Uwe-Ernst Bufe (substitute member)	Issuer	For	For

	Banco Bilbao Vizcaya Argentaria S.A.	1,800	BBV	05946K101	2/26/05
1	Examination and approval, where forthcoming, of the annual accounts (balance sheet, income statement and annual report) and managament report, for Banco Bilbao Vizcaya Argentaria, S.A. and its consolidated financial group	Issuer		Abstain
2	Re-election, where forthcoming, of members of the board of directors. Consequently, determination of the number of directors pursuant to paragraph 2 of article 34 in the company bylaws	Issuer		Abstain
3	To raise by 50 billion Euros, the maximum nominal amount delegated to the board of directors by the company's general shareholders meeting	Issuer		For
4	Authorization for the company to acquire treasury stock directly or through group companies	Issuer		For
5	Re-election of auditors for the 2005 accounts	Issuer		For
6	Conferral of authority to the board of directors, with powers of substitution, to formalise, correct, interpret and implement resolutions adopted by the GSM	Issuer		For

	Novartis AG	1,000	NVS	66987V109	3/1/05
1	Approval of the annual report, the financial statements of Novartis AG and the group consolidated financial statements for the year 2004	Issuer	For	For
2	Approval of the activities of the board of directors	Issuer	For	For
3	Appropriation of available earnings of Novartis AG as per balance sheet and declaration of dividend	Issuer	For	For
4	Reduction of share capital	Issuer	For	For
5	Further share repurchase program	Issuer	For	For
6A	Re-election of Dr. H.c. Birgit Breuel for a two-year term	Issuer	For	For
6B	Re-election of Prof. Dr. Peter Burchhardt for a three-year term	Issuer	For	For
6C	Re-election of Alexandre F. Jetzer for a three-year term	Issuer	For	For
6D	Re-election of Pierre Landolt for a three year term	Issuer	For	For
6E	Re-election of Prof. Dr. Ulrich Lehner for a three year term	Issuer	For	For
7	Appointment of auditors and group auditors	Issuer	For	For

	Coca-Cola Femsa, S.A. DE C.V.	1,500	KOF	191241108	3/8/05
IV	Election of members of board of directors and examiners for 2005 fiscal year, and resolution with respect to their remuneration	Issuer		For all nominees
VI	Special approval of series "L" shareholders not to cancel the 98'684,857 series "L" shares, issued by general extraordinary meeting dated as of December 20, 2002, which were not subscribed by the series "L" holders in exercise of their pre-emptive rights, as more fully described in the agenda	Issuer		For

	SK Telecom Co. Ltd.	1,500	SKM	78440P108	3/11/05
1	Approval of balance sheet, statement of income, and statement of appropriation of retained earnings of 21st fiscal year, as set forth in company's agenda	Issuer	For	For
2	Approval of amendment of articles of incorporation, as set forth in company's agenda	Issuer	For	For
3	Approval of ceiling amount of remuneration of directors, as set forth in company's agenda	Issuer	For	For
4A	Approval of appointment of directors, as set forth in company's agenda	Issuer	For	For
4B	Approval of appointment of outside directors who will not be audit committee members, as set forth in company's agenda	Issuer	For	For
4C	Approval of appointment of outside directors who will be audit committee members, as set forth in company's agenda	Issuer	For	For

	The Toronto-Dominion Bank	1,400	TD	891160509	3/23/05
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors named in management proxy circular	Issuer	For	For
3	Shareholder proposal A	Shareholder	Against	Against
4	Shareholder proposal B	Shareholder	Against	Against
5	Shareholder proposal C	Shareholder	Against	Against
6	Shareholder proposal D	Shareholder	Against	Against
7	Shareholder proposal E	Shareholder	Against	Against
8	Shareholder proposal F	Shareholder	Against	Against
9	Shareholder proposal G	Shareholder	Against	Against

	Transportadora de Gas Del Sur S.A.	1,500	TGS	893870204	3/31/05
1	Appointment of two shareholders to approve and sign minutes	Issuer		For
2	Consideration of annual report, inventory, financial statements, information review, information required by section 68 of Buenos Aires Stock Exchange regulations, auditor's report, and statutory audito committee report	Issuer		For
3	Consideration of allocation of fiscal year net income	Issuer		For
4	Consideration of actions carried out by board of directors and statutory audit committee during fiscal year ended December 31, 2004 and determination of their compensation, and consideration of operating budget for "auditing committee" for current fiscal year	Issuer		For
5	Appointment of regular directors and alternate directors, and statutory audit committee members and determination of their term of office	Issuer		For
6	Appointment of independent accountant to certify financial statements for current fiscal year and determination of his compensation	Issuer		For

	Enersis S.A.	4,000	ENI	29274F104	4/8/05
1	Approval of annual report, balance sheet, financial statements and report of the external auditors and inspectors of the accounts corresponding to the year ended December 31, 2004	Issuer	For	For
2	Approval of distribution of profits and dividends for fiscal year ended December 31, 2004	Issuer	For	For
7	Appointment of independent external auditors	Issuer	For	For
9	Approval of investment and financing policy	Issuer	For	For

	Rio Tinto PLC	500	FTP	767204100	4/14/05
1	Authority to allot revelant securities under section 80 of the companies Act 1985	Issuer	For	For
2	Authority to allot equity securities for cash under section 89 of the companies Act 1985	Issuer	For	For
3	Authority to purchase Rio Tinto PLC shares by the company or Rio Tinto Limited	Issuer	For	For
4	Authority to purchase Rio Tinto Limited shares, off the market by tender, by Rio Tinto Limited	Issuer	For	For
5	Amendments to the articles of association of the company and the constitution of Rio Tinto	Issuer	For	For
6	Amendments to the DLC merger sharing agreement	Issuer	For	For
7	Approval of the Rio Tinto share savings plan	Issuer	For	For
8	Election of Richard Goodmanson as a director	Issuer	For	For
9	Election of Ashton Calavert as a director	Issuer	For	For
10	Election of Vivienne Cox as a director	Issuer	For	For
11	Re-election of Paul Skinner as a director	Issuer	For	For
12	Re-appointment of Pricewaterhousecoopers LLP as auditors and authority for the audit committee to set their remuneration	Issuer	For	For
13	Approval of Remuneration report	issuer	For	For
14	Receive the annual report and financial statements for the year ended December 31, 2004	Issuer	For	For

	Hanson PLC	1,100	HAN	411349103	4/20/05
1	Accounts and the reports of the directors and auditors for the year ended December 31, 2004	Issuer	For	For
2	Remuneration report	Issuer	For	For
3	Declaration of dividend of 64.00 pence per ADS	Issuer	For	For
4A	Re-election of G Dransfield	Issuer	For	For
4B	Re-election of J C Nicholls	Issuer	For	For
4C	Re-election of the Baroness Noakes DBE	Issuer	For	For
4D	Election of J W Leng	Issuer	For	For
4E	Election of M W Welton	Issuer	For	For
5	Re-appointment of the auditors and determination of the auditors' remuneration	Issuer	For	For
6A	Authority to allot shares generally	Issuer	For	For
6B	limited authority to allot shares for cash	Issuer	For	For
7	Limited authority to purchase shares	Issuer	For	For
8	Amend articles of association	Issuer	For	For

	AXA	3,000	AXA	54536107	4/20/05
1	Approval of the Company's 2004 financial statements- parent only	Issuer	For	For
2	Approval of the consolidated financial statements for 2004	Issuer	For	For
3	Earnings appropriation and declaration of a dividend of .61 euros	Issuer	For	For
4	Appropriation of the long-term capital gains reserve to the ordinary reserve	Issuer	For	For
5	Approval of the agreements mentioned in the Auditors' Special Report	Issuer	For	For
6	Non-re-appointment of Mr. Thierry Breton to the Supervisory Board, who resigned from the Board	Issuer	For	For
7	Re-appointment of Mr. Anthny Hamilton to the Supervisory Board	Issuer	For	For
8	Re-appointment of Mr. Henri Lachmann to the Supervisory Board	Issuer	For	For
9	Re-appointment of Mr. Michel Pereau to the Supervisory Board	Issuer	For	For
10	Ratification of the decision by the supervisory Board to appoint Mr. L Apotheker to the Supervisory Board	Issuer	For	For
11	Appointment of Mr. Jacques de Chateauvieux to the Supervisory Board	Issuer	For	For
12	Appointment of Ms. Dominique Reiniche to the Supervisory Board	Issuer	For	For
13	Determination of the annual amount of directors' fees	Issuer	For	For
14	Authorization granted to the Management Board to purchase the company's shares	Issuer	For	For
15	Delegation to the Management board to increase capital through the capitalization of reserves, retained earnings or additional paid-in capital	Issuer	For	For
16	Delegation of authority to the Management Board to increase the Campany's capital through the issue of common shares or securities that entitile the bearer to common shares of the company or one of its subsidiaries, with preferential subscription rights maintained	Issuer	For	For
17	Delegation of authority to the Management Board to increase capital through the issue of common shares or securities that entitle the bearer to share capital of the company or one of its subsidiaries, with preferential subscription rights waived	Issuer	For	For
18	Authorization granted to the management Board, in the event that shares or securities with preferential subscription rights waived are issued under the terms of the seventeenth resolution, to set the issue price under the conditions defined by the Shareholders and up to a maximum of 10% of the equity capital.	Issuer	For	For
19	Authorization granted to the Management Board to increase the amount of the initial issue in the event that shares or securites are issued with preferential subscription rights waived or maintained, under the terms set forth in the sixteenth to the eighteenth resolutions	Issuer	For	For
20	Delegation of authority to the Management Board to issue common shares and securities with a claim to the Company's common shares, in the event that a public exchange offer is initiated by the company.	Issuer	For	For
21	Delegation of authority to the Management Board to increase the capital of the Company through the issue of common shares and securities with a claim to the company's common shares in return for contributions in kind up to a maximum of 10% of share capital	Issuer	For	For
22	Delegation of authority to the Management Board to issue common shares in connection with the issue of securites, by Subsidiaries of the Company, with a claim to the Company's common shares	Issuer	For	For
23	Delegation of authority to the Management Board to issue securities entitling their bearers to an allotment of debt instruments and that do not result in an increase of the Company's capital	Issuer	For	For
24	Authorization granted to the Management Board to resolve to issue securities securing immediate or deferred access to the Company's shares capital, reserved for employees enrolled in the employer-sponsered Company savings plan	Issuer	For	For
25	Authorization granted to the Management Board to freely allot shares to employees of the Company	Issuer	For	For
26	Authorization to grant stock purchase and/or stock subscription options	Issuer	For	For
27	Authorization granted to the management Board to reduce capital through the cancellation of shares	Issuer	For	For
28	Amendment of the by-laws to reflect changes in the threshold for ownership of voting rights with respect to regulated agreements	Issuer	For	For
29	Amendment of article 12 of the Bylawas, to stipulate that the consent of the Supervisory Board is required prior (I) the implementation of stock option plan of any kind and (ii) the granting of free allotments of shares	Issuer	For	For
30	Authorization to comply with all formal requirements in connection with this meeting.	Issuer	For	For

	Aegon N.V.	2,292	AEG	7924103	4/21/05
2.2	Approval of the adoption of the annual accounts 2004	Issuer	For	For
2.4	Approval of the final dividend 2004	Issuer	For	For
2.5	Approval of the resolution to release the members of the Executive Board from liability for their duties	Issuer	For	For
2.6	Approval of the resolution to release the members of the Supervisory Board from liability for their duties	Issuer	For	For
3	Approval of the appointment of independent auditors	Issuer	For	For
5.1	Approval of the amendment to the Articles of Incorporation of the Company	Issuer	For	For
5.2	Approval of the authorization to execute the amendment of the Articles of Incorporation of the Company	Issuer	For	For
6	Approval of the remuneration Supervisory Board members	Issuer	For	For
7.1	Approval of the reappointment of Mr. D. J. Shepard to the Executive Board	Issuer	For	For
7.2	Approval of the reappointment of Mr. J. B. M. Streppel to the Executive Board	Issuer	For	For
8.1	Approval of the appointment of Mr. S. Levy to the Supervisory Board	Issuer	For	For
8.2	Approval of the reappointment of Mr. D.G. Eustace to the Supervisory Board	Issuer	For	For
8.3	Approval of the reappointment of Mr. W.F.C. Stevens to the Supervisory Board	Issuer	For	For
9.1	Approval of the authorization to issue shares of the Company	Issuer	For	For
9.2	Approval of the authorization to restrict or exclude pre-emptive rights upon issuing shares of the Company	Issuer	For	For
9.3	Approval of the authorization to issue shares of the Company under incentive plans	Issuer	For	For
9.4	Approval of the authorization to acquire shares of the Company	Issuer	For	For

	ING Groep	1,523	ING	456837103	4/26/05
3A	Annual accounts for 2004	Issuer	For	For
3B	Dividend for 2004	Issuer	For	For
4A	Discharge of the executive board in respect of the duties performed during the year 2004	Issuer	For	For
4B	Discharge of the supervisory board in respect of the duties performed during the year 2004	Issuer	For	For
5A	ING's response to the dutch cororate governance code	Issuer	For	For
6A	Reappointment of luella gross goldberg	Issuer	For	For
6B	Reappointment of Godfried van der lugt	Issuer	For	For
6C	Appointment of Jan Hommen	Issuer	For	For
6D	Appointment of Christine Legarde	Issuer	For	For
7	Maximum number of stock options and performance shares to be granted to members of the executive board for 2004	Issuer	For	For
8A	Authorization to issue preference B shares with or without preferential rights	Issuer	For	For
8B	Authorization to issue prefernce B shares with or without preferential rights	Issuer	For	For
9	Authorization to acquire shares or depositary receipts for shares in its own capital	Issuer	For	For

	Serono S.A.	2,000	SRA	81752M101	4/26/05
1	Approval of serono S.A.'s annual report. Accounts and consolidated accounts of the serono group	Issuer	For	For
2	Proposed appropriation of availabe earnings in the 2004 balance sheet and dividend proposal	Issuer	For	For
3	Reduction of share capital	Issuer	For	For
4	Discharge to the board of directors and the management	Issuer	For	For
5B	Auditors	Issuer	For	For
5C	Special Auditors	Issuer	For	For

	Encana	1,000	ECA	292505104	4/27/05
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of auditors-pricewaterhousecoopers llp at a renumeration to be fixed by the board of directors	Issuer	For	For
3	Approval of amendment to employee stock option plan	Issuer	For	For
4	Approval of special resolution regarding two for one share split	Issuer	For	For

	Lan Airlines	3,500	LFL	501723100	4/29/05
A	Approval of company's annual report, balance sheet and financial statements for the year concluded on december 31, 2004.	Issuer	For	For
B	Approval of a dividend to be paid not less than the legal 30% minimum to be charged to the 2004 profits	Issuer	For	For
C	Fix the director's fees for 2005	Issuer	For	For
D	Fix the directors' committee fees for 2005 determination of its budget	Issuer	For	For
E	Appointment of external auditors	Issuer	For	For
F	Appointment of rating agencies	Issuer	For	For
G	Status of transactions referred to in article 44 of act No. 18,064 on corporations (transactions held with related persons)	Issuer	For	For
H	Information on the processin , printing and mailing costs of the information referred to in order NO. 1494 of the chilean securities authority	Issuer	For	For
I	Any other matter of the company's interest which shall be submitted to the annual shareholder's meeting	Issuer	For	For

	Fairmont Hotels & Resorts	1,100	FHR	305204109	5/3/05
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of pricewaterhousecoopers llp, chartered accountants as auditors	Issuer	For	For
3	The ordinary resolution approving and reconfirming the amended and restated shareholder rights plan of the corporation, as set out in appendix B to the management proxy circular	Issuer	For	For

	CRH PLC	2,000	CRHCY	12626K203	5/4/05
1	Consideration of financial statements and reports of directors and auditors.	Issuer	For	For
2	Declaration of a dividend	Issuer	For	For
3A	Re-election of director Mr. TW Hill	Issuer	For	For
3B	Re-election of director Mr. DM Kennedy	Issuer	For	For
3C	Re-election of director Mr. K. Mcgowan	Issuer	For	For
3D	Re-election of director Mr. A. O'Brien	Issuer	For	For
3E	Re-election of director Mr. JL Wittstock	Issuer	For	For
3F	Re-election of director Mr. N. Hartery	Issuer	For	For
3G	Re-election of director Dr. JMC O'Connor	Issuer	For	For
4	Remuneration of auditors	Issuer	For	For
5	Director's fees	Issuer	For	For
6	Authority to purchase own ordinary/income shares	Issuer	For	For
7	Authority to relation to re-issue price range of treasury shares	Issuer	For	For
8	Disapplicaiton of pre-emption rights	Issuer	For	For

	Canadian Pacific Railway	1,200	CP	13645T100	5/5/05
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of pricewaterhousecoopers LLP as auditors	Issuer	For	For
3	The resolution approving the sharehodler rights plan	Issuer	For	For

	Potash Corporation of Saskatchewan Inc.	1,000	POT	73755L107	5/5/05
1	Directors nominations	Issuer	For	For all nominees
2	Appointment of Deloitte & Touche LLP as auditors	Issuer	For	For
3	Resolution (attached as appendix B to the accompanying management proxy circular) approving adoption of new stock option plan	Issuer	For	For

	Total SA	500	TOT	89151E109	5/17/05
O1	Approval of the parent company financial statements	Issuer	For	For
O2	Approval of the consolidated financial statements	Issuer	For	For
O3	Allocation of earnings, declaration of dividend	Issuer	For	For
O4	Agreements covered by article L. 225-38 of the french commercial code	Issuer	For	For
O5	Authorization for the board of directors to trade shares of the company	Issuer	For	For
O6	Renewal of the appointment of Mr. Paul Desmarais Jr. as a director	Issuer	For	For
O7	Renewal of the appointment of Mr. Bertrand Jacquillat as a director	Issuer	For	For
O8	Renewal of the appointment of Mr. Maurice Lippens as a director	Issuer	For	For
O9	Appointment of Lord Levene of Portsoken, KBE as a director	Issuer	For	For
E10	Authority to board to raise capital by issueing equity or equity linked securities with preferential subscrition rights	Issuer	For	For
E11	Authority to board to raise capital by issueing equity or equity linked securities without preferential subscrition rights	Issuer	For	For
E12	Authority to the board for the purpose of capital increases pursuant to article L. 443-5 of the french labor code	Issuer	For	For
E13	Authorication to grant shares of the company to employees and executive officers of the company and group companies	Issuer	For	For
A	Amended authorization to grant shares to employees and executive officers of the company and group companies	Issuer	For	For

	BCE	1,600	BCE	05534B109	5/25/05
A	Directors nominations	Issuer	For	For all nominees
B	Appointment of Deloitte & Touche LLP as auditor	Issuer	For	For
C	Forbid any commercial relationship with the external auditor and its affiliates other than in connection with the auditing of BCE's financial statements	Shareowner	Against	Against
D	Limit the number of years during which an independent director may serve on the board	Shareowner	Against	Against
E	Implement a cumulative voting mechanism for the election of the directors	Shareowner	Against	Against
F	Replace the stock option plan with a restricted share plan	Shareowner	Against	Against

	Glaxosmithkline	400	GSK	37733W105	5/25/05
1	To receive and adopt the director's report and the financial statements	Issuer	For	For
2	To approve the remuneration report	Issuer	For	For
3	To elect Sir Christopher Gent as a director	Issuer	For	For
4	To elect Sir Deryck Maughan as a director	Issuer	For	For
5	To elect Mr. Julian Heslop as a director	Issuer	For	For
6	To re-elect Mr. Jean-Pierre Garnier as a director	Issuer	For	For
7	To re-elect Sir Ian Prosser as a director	Issuer	For	For
8	To re-elect Dr. Ronaldo Schmitz as a director	Issuer	For	For
9	To re-elect Dr. Lucy Shapiro as a director	Issuer	For	For
10	Re-appointment of auditors	Issuer	For	For
11	Remuneration of auditors	Issuer	For	For
12	To authorise the company to make donaitons to EU political orgnisations and incur EU political expenditure	Issuer	For	For
13	Disapplicaiton of pre-emption rights	Issuer	For	For
14	Authority for the company to purchase it's own shares	Issuer	For	For
15	Inseration of new Article 48 A into Article of association	Issuer	For	For
16	Deletion of Article 154.2 of Articles of Association	Issuer	For	For
17	Amentment of Article 81 of Articles of Association	Issuer	For	For

	Enel SPA	800	EN	29265W108	5/26/05
O1	Approval of the financial statements of enel spa for the year ended september 31, 2004. Reports of the board of directors, the board of statutory auditors and the external auditors. Related resolutions. Presentation of the consolidated financial statements for the year ended December 31, 2004, as set forth in the company's notice of meeeting enclosed herewith.	Issuer	For	For
O2	Approval of the allocation of the net income for th eyear as set forth in the company's notice of meeting enclosed herewith	Issuer	For	For
O9	Appointment of the external auditors for the years 2005, 2006, and 2007	Issuer	For	For
E1	Procedure for electing the board of directors by slate vote, as set forth in the company's notice of meeting enclosed herewith	Issuer	For	For
E2	Delegation to the board of directors of the power to increase the share capital in connection with the 2005 stock option plan by a maximum amount of 28,757,000 euro through the issue of ordinary shares reserved for executives of enel SPA and or subsidiaries thereof, as set forth in the company's notice of meeting enclosed herewith	Issuer	For	For

	Repsol YPF	2,000	REP	76026T205	5/31/05
1	Review and approval if appropriate of the annual financial statements (balance sheet, profit and loss account and the annual report) and the management report of repsol YPF SA	Issuer	For	For
2	Information to the general sharehodlers' meeting on the amendments to the regulation of the board of directors	Issuer	For	For
3	Amendment of chapter II of title IV (related to the board of directors) and of article 40 (related to audit) removal of article 47 (related to resolution of disputes)	Issuer	For	For
4	Appointment, ratification, or re-election of directors	Issuer	For	For
5	Appointment or re-election of the accounts auditor of repsol ypf and of its consolidated group	Issuer	For	For
6	Authorisation to the board of directors for the derivative acquisition of shres of repsol YPF	Issuer	For	For
7	Delegation to the board of directors for the power to resolve the increase of the capital stock	Issuer	For	For
8	Delegation to the board of directors of the power to issue debentures bonds and any other fixed rate securities of analogous nature	Issuer	For	For
9	Delegation of powers to supplement develop execute rectify or formalize the resolutions adopted by the general meeting	Issuer	For	For

	Telefonica S.A.	586	TEF	879382208	5/31/05
1	Approval of the annual accounts an dof the management report of telefonica SA and of its consolidated group of companies as well as the proposal for the application of the results of telefonica SA and that of the management of its board of directors corresponding to the fiscal year 2004	Issuer	For	For
2	Approval of the shareholder remuneration: A)Distirbution of dividends with a charge to the additional paid in capital reserve and B) extraordinary non-cash distributions of additional paid-in-capital	Issuer	For	For
3	Approval of the merger plan between telefonica SA and terra networks SA and approval as the merger balance sheet of telefonica SA's balance sheet closed as of 12/31/04 as set forth in the company's notice of meeting enclosed herewith.	Issuer	For	For
4	Approval of the appointment of directors	Issuer	For	For
5	approval of the designation of the accounts auditor for telefonica SA and its consolidated goup of companies	Issuer	For	For
6	Approval of the authorization for the acquisition of treasury stock	Issuer	For	For
7	Approval of the reduction of share capital through the amoritization of treasury stock	Issuer	For	For
8	Delegation of powers for the formalizing interpreting correcting and executing of the resolutions	Issuer	For	For

	Business Objects S.A.	6,000	BOBJ	12328X107	6/7/05
1	Approval of the statutoy financial statements for the fiscal year ended 12/31/04	Issuer	For	For
2	Approval of the consolidated financial statements for the fiscal year ended 12/31/04	Issuer	For	For
3	Allocation of earnings for the fiscal year ended 12/31/04	Issuer	For	For
4	Renewal of the term of office of Mr. Gerald Held as Director:	Issuer	For	For
5	Ratification of the appointment of Mr. Carl Pascarella as Director:	Issuer	For	For
6	Appointment of as replacements for the secondary statutory auditors, Deloitte, touche Tohmatsu, and the second alternate statutory auditors, BEAS, of BDO Marque & Gendrot, as second statutory auditors and Rouer, Bernard, Bretout as second alternate stautory auditors	Issuer	For	For
7	Ratification of regulated agreements	Issuer	For	For
8	Increase of the aggregate amount of authorized directors's fees	Issuer	For	For
9	Authorization granted to the Board of Directors to repurchase ordinary shares of the company	Issuer	For	For
10	Authorization granted to the board of directors to reduce the share capital by cancellations of treasury shares	Issuer	For	For
11	Authorization granted to the board of directors to issue warrants to subscribe up to a maximum of 45,000 Ordinary shares reserved for Mr. Gerald Held.	Issuer	For	For
12	Authorization granted to the board of directors to issue warrants to subscribe up to a maximum of 45,000 Ordinary shares reserved for Mr. Carl Pascarella.	Issuer	For	For
13	Authorization granted to the board of directors to increase the share capital through the inssuance of ordinary shares, with subscription reserved to the participants in the comnpany emplyee savings plan	Issuer	For	For
14	Delegation granted to the board of directors to increase the share capital through the issuance of ordinery shares with subscription reserved to the 2004 business Objects SA employee benefits trust under the 2004 international employee stock purchase plan.	Issuer	For	For
15	Authorization granted to the board of director's to allocate free of charge exisiting ordinary shares or to issue new ordinary shares free of charge to the employees and certain officers of the company and to the employees of the company's subsidiaries.	Issuer	For	For
16	Approval of the amendment of the article 7.2 of the company's articles of association in order ot stipulate an additional oblifation of disclosure in case of crossing of the holding threshold of 2% of the total number of ordinary shares of voting rights.	Issuer	For	For
17	Approval of the amendments of the company's articles of association to conform them to the new provisions of the French Commercial Code, as amended by French Decree No. 2004-604 dated 6/24/04	Issuer	For	For
18	Approval of the removal of the fifteenth, seventeenth and twenty-fourth paragraphs of the article 6 of the company's articles of association relating to the cancellation of warrants, following the resignation of certain directors, in compliance with the provisisons of the warrant agreements.	Issuer	For	For
19	To grant ful powers of attorney to carry out registrations and formalities	Issuer	For	For

	PT Indosat TBK	1,000	IIT	744383100	6/8/05
1	To approve the annual report, including the board of directors' report on the important events of the company, and to ratify the financial statement of the company for the financial year ended december 31, 2004 and thereby release and discharge the board of commissioners from their supervisory responsibilities and the directors from their managerial responsibilities.	Issuer	For	For
2	To approve the allocations of net profit for reserve fund, dividends and other purposes and to approve the determination of the amount, time and manner of payment of dividends for the financial year ended december 31,2004	Issuer	For	For
3	To determine the remuneration for the board of commissioners of the company for year 2005 and the bonus for the board of commissioners of the company for the year 2004	Issuer	For	For
4	To approve the appointment of the company's independent auditor for the financial year ended december 31,2005	Issuer	For	For
5	To approve the proposed change of composition of the board of directors and/or board of commissioners of the company	Issuer	For	For

	Banco Bilbao Vizcaya Argentaria SA	3,800	BBV	05946K101	6/14/05
1	To increase the share capital of banco bilbao vizcaya argentaria sa by a nominal amount of 260,254,745.17 euros, by issuing 531,132,133 new ordiinary shares, excluding preferential subscription rights.	Issuer	For	For
2	Conferral of authority to the board of directors, with powers of substitituion, to formalise, correct, interpret and implement the resolutions adopted by the EGM	Issuer	For	For

	Nissan Motors co. LTD	2,000	NSANY	354744408	6/21/05
4	Directors nominations	Issuer	For	For all nominees
1	Approval of appropriation of retained earnings for the 106th fiscal year	Issuer	For	For
2	Amendment to the articles of incorporation	Issuer	For	For
3	Issuance of shinkabu-Yoyakuken (stock acquisition right) without consideration as stock options to employees of the company and directors and employees of its affiliates.	Issuer	For	For
5	Election of One (1) statutory auditor	Issuer	For	For
6	Granting of retirment allowance to the retiring directors and retiring statutory auditors.	Issuer	For	For
7	Revision of the remuneration for directors and statutory auditors	Issuer	For	For

	Sony Corporation	1,000	SNE	835699307	6/22/05
C1	To amend a part of the articles of incorporation	Issuer	For	For
C2	To elect 12 directors	Issuer	For	For
C3	To issue stock acquisition rights for shares of common stock of the corporation for the purpose of granting stock options	Issuer	For	For
S4	To amend the articles of incorporation with respect to the disclosure to shareholders regarding remuneration paid to each director	Issuer	Against	For

	Nidec Coirporation	1,200	NJ	654090109	6/23/05
3	Directors nominations	Issuer	For	For all nominees
1	To approve the proposed appropriation of profits with respect ot the 32nd fiscal period	Issuer	For	For
2	to amend partly the articles of incorporation	Issuer	For	For
4	To grant a retirement allowance to retiring directors for their meritorious service	Issuer	For	For
5	To revise compensation for the directors and corporate auditors	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto durly authorized.

SATURNA INVESTMENT TRUST

By /s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: August 25, 2005